Significant accounting judgments, estimates and assumptions - Additonal information (Details)	12 Months Ended
Dec. 31, 2019
2019 Employee Stock Option Plan (ESOP)
Significant accounting judgments, estimates and assumptions
Estimated forfeiture rate as of grant date	0.00%
Minimum | 2015 Restricted Stock Unit Plan (RSU)
Significant accounting judgments, estimates and assumptions
Estimated forfeiture rate	6.00%
Maximum | 2015 Restricted Stock Unit Plan (RSU)
Significant accounting judgments, estimates and assumptions
Estimated forfeiture rate	10.00%